Acquisitions (Schedule Of Pro Forma OF Financial Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Revenues	$ 1,160,828	$ 875,367
Net income attributable to PVR	$ 97,170	$ 39,259
Net income per limited partner unit, basic and diluted	$ 1.45	$ 1.03